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C000014207
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 10,000	$ 9,267	$ 9,209	$ 9,610	$ 9,610	$ 9,692	$ 9,785	$ 9,983	$ 9,948	$ 9,924	$ 9,783	$ 9,795		$ 9,911	$ 9,994	$ 10,241	$ 10,236	$ 10,330	$ 10,472	$ 10,552	$ 10,679	$ 10,726	$ 10,803	$ 10,959	$ 11,115	$ 11,252	$ 11,548	$ 11,252	$ 11,117	$ 11,166	$ 11,340	$ 11,358	$ 11,644	$ 11,849	$ 11,859	$ 11,345	$ 11,483	$ 10,866	$ 11,457	$ 11,693	$ 11,973	$ 12,302	$ 12,078	$ 12,557	$ 12,742	$ 12,814	$ 12,819	$ 12,952	$ 13,205	$ 13,435	$ 13,571	$ 12,971	$ 11,721	$ 12,762	$ 13,200	$ 13,451	$ 14,083	$ 14,669	$ 14,292	$ 14,056	$ 14,932	$ 15,343	$ 15,160	$ 15,413	$ 15,619	$ 16,323	$ 16,323	$ 16,626	$ 16,894	$ 17,147	$ 16,526	$ 17,176	$ 17,034	$ 17,492	$ 16,595	$ 16,397	$ 16,574	$ 15,537	$ 15,461	$ 14,743	$ 15,569	$ 15,080	$ 14,134	$ 14,595	$ 15,270	$ 14,767	$ 15,362	$ 14,928	$ 15,442	$ 15,571	$ 15,507	$ 16,035	$ 16,326	$ 16,261	$ 15,592	$ 15,316	$ 16,486	$ 17,137	$ 17,531	$ 18,138	$ 18,480	$ 17,821	$ 18,645	$ 19,298	$ 19,496	$ 20,041	$ 20,362	$ 20,130	$ 20,826	$ 20,473	$ 20,907	$ 20,820	$ 20,001	$ 20,035	$ 20,802	$ 21,623	$ 21,886	$ 22,078	$ 22,370	$ 22,633	$ 22,861	$ 22,736
C000014209
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,781	9,720	10,139	10,127	10,200	10,294	10,501	10,452	10,433	10,274	10,274		10,388	10,474	10,733	10,708	10,807	10,955	11,029	11,149	11,186	11,269	11,418	11,568	11,700	12,007	11,700	11,552	11,591	11,770	11,779	12,061	12,273	12,273	11,743	11,860	11,228	11,822	12,065	12,343	12,681	12,437	12,918	13,094	13,168	13,161	13,284	13,543	13,778	13,904	13,277	11,994	13,040	13,487	13,746	14,375	14,957	14,575	14,321	15,211	15,599	15,414	15,656	15,863	16,561	16,561	16,849	17,119	17,361	16,721	17,376	17,219	17,660	16,743	16,544	16,704	15,649	15,572	14,837	15,649	15,144	14,201	14,646	15,305	14,805	15,382	14,950	15,448	15,576	15,480	16,006	16,295	16,231	15,551	15,261	16,405	17,049	17,422	18,023	18,359	17,692	18,505	19,129	19,308	19,845	20,138	19,894	20,579	20,226	20,618	20,532	19,723	19,723	20,473	21,272	21,511	21,699	21,961	22,201	22,423	22,284
C000120937
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	978,022	973,138	1,014,817	1,014,817	1,024,634	1,033,874	1,056,055	1,052,358	1,050,436	1,034,352	1,035,589		1,048,572	1,058,547	1,084,730	1,083,550	1,093,571	1,109,856	1,117,666	1,132,369	1,136,160	1,145,060	1,162,833	1,179,336	1,193,350	1,226,099	1,194,660	1,181,021	1,184,967	1,204,694	1,207,347	1,236,408	1,259,538	1,260,007	1,206,729	1,220,049	1,155,314	1,218,103	1,244,614	1,275,124	1,310,155	1,284,933	1,336,698	1,356,396	1,365,533	1,365,451	1,379,645	1,406,613	1,433,454	1,447,992	1,384,024	1,250,134	1,361,127	1,407,861	1,436,866	1,504,311	1,565,440	1,527,619	1,502,357	1,595,976	1,639,300	1,619,803	1,648,299	1,671,337	1,745,050	1,746,555	1,780,026	1,808,687	1,835,840	1,768,941	1,840,001	1,824,882	1,873,368	1,778,885	1,757,708	1,777,861	1,665,111	1,658,575	1,582,689	1,669,614	1,618,771	1,518,369	1,567,773	1,640,233	1,587,329	1,651,167	1,604,582	1,660,815	1,674,684	1,666,016	1,725,523	1,756,864	1,749,899	1,679,012	1,649,280	1,775,205	1,846,365	1,887,003	1,954,144	1,992,139	1,921,181	2,011,652	2,081,413	2,102,779	2,163,316	2,197,444	2,172,412	2,249,296	2,210,826	2,257,666	2,250,172	2,161,300	2,165,062	2,249,708	2,337,903	2,366,229	2,388,891	2,420,046	2,448,472	2,473,109	2,460,099
C000171358
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	9,780	9,719	10,143	10,143	10,216	10,313	10,535	10,486	10,464	10,303	10,316		10,445	10,532	10,793	10,782	10,870	11,019	11,109	11,243	11,280	11,355	11,532	11,683	11,825	12,138	11,825	11,678	11,730	11,913	11,926	12,227	12,430	12,447	11,907	12,039	11,399	12,006	12,268	12,555	12,901	12,652	13,148	13,343	13,419	13,416	13,556	13,808	14,056	14,199	13,555	12,251	13,329	13,788	14,058	14,706	15,307	14,931	14,683	15,587	16,008	15,817	16,082	16,289	17,010	17,010	17,333	17,598	17,864	17,204	17,884	17,736	18,204	17,266	17,059	17,250	16,151	16,087	15,327	16,173	15,663	14,683	15,163	15,852	15,334	15,954	15,485	16,028	16,162	16,078	16,634	16,921	16,854	16,163	15,876	17,077	17,761	18,137	18,786	19,130	18,445	19,301	19,968	20,156	20,723	21,044	20,803	21,526	21,164	21,579	21,507	20,661	20,679	21,474	22,313	22,567	22,784	23,073	23,328	23,564	23,428
C000171359
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	5,000,000	4,890,110	4,865,690	5,074,084	5,074,084	5,123,169	5,169,588	5,280,497	5,262,013	5,253,188	5,178,938	5,185,125		5,251,087	5,294,742	5,425,707	5,420,713	5,470,847	5,552,314	5,598,687	5,665,958	5,691,253	5,730,416	5,819,358	5,901,948	5,972,975	6,136,888	5,979,532	5,912,093	5,938,427	6,030,598	6,044,919	6,197,034	6,306,223	6,309,504	6,042,717	6,116,083	5,786,292	6,100,764	6,233,542	6,386,208	6,561,653	6,442,350	6,695,299	6,793,967	6,839,729	6,840,102	6,918,315	7,053,411	7,181,614	7,254,450	6,933,972	6,263,915	6,827,374	7,061,539	7,200,539	7,538,524	7,852,280	7,656,067	7,529,459	7,998,654	8,216,623	8,126,413	8,261,728	8,378,085	8,755,137	8,755,137	8,923,840	9,067,529	9,211,218	8,869,146	9,225,428	9,157,204	9,401,735	8,919,804	8,813,616	8,915,685	8,350,260	8,325,676	7,937,886	8,382,078	8,118,853	7,616,246	7,864,063	8,227,529	7,962,823	8,283,067	8,049,376	8,332,506	8,402,088	8,367,297	8,658,179	8,815,442	8,789,231	8,425,731	8,276,525	8,908,455	9,266,639	9,479,462	9,816,430	9,999,422	9,643,254	10,097,369	10,448,704	10,555,962	10,859,859	11,032,098	10,906,427	11,292,416	11,100,343	11,335,520	11,297,891	10,852,714	10,871,605	11,296,646	11,740,570	11,882,822	11,996,624	12,155,234	12,298,013	12,431,273	12,358,129
C000075110
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,784	9,843	9,944	9,996	9,987	10,170	10,252	10,222	10,232	10,150	9,895		9,915	9,946	10,018	10,009	10,093	10,176	10,177	10,229	10,314	10,274	10,286	10,278	10,331	10,249	10,156	10,192	10,133	10,179	10,173	10,199	10,257	10,219	10,137	10,163	10,266	10,420	10,434	10,624	10,652	10,811	10,925	10,962	11,206	11,153	11,176	11,178	11,190	11,403	11,538	10,869	11,165	11,313	11,537	11,764	11,766	11,779	11,745	11,985	12,072	12,056	11,949	11,851	11,942	11,999	12,102	12,230	12,215	12,139	12,146	12,155	12,115	11,880	11,719	11,397	11,014	11,012	10,813	11,044	10,786	10,353	10,193	10,543	10,500	10,866	10,633	10,826	10,844	10,725	10,718	10,713	10,670	10,410	10,227	10,726	11,111	11,146	10,989	11,091	10,838	11,033	11,139	11,391	11,561	11,720	11,438	11,567	11,418	11,498	11,738	11,739	11,791	11,721	11,911	11,896	12,059	12,127	12,194	12,275	12,255
C000033565
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,011,455	1,016,722	1,028,506	1,034,037	1,033,331	1,052,469	1,061,188	1,058,372	1,059,527	1,050,252	1,023,975		1,027,325	1,030,750	1,038,515	1,037,791	1,046,669	1,055,545	1,055,857	1,061,494	1,070,478	1,065,460	1,068,021	1,067,404	1,073,215	1,064,836	1,055,389	1,059,342	1,053,419	1,058,396	1,057,989	1,060,947	1,066,173	1,063,503	1,055,189	1,057,003	1,067,885	1,084,236	1,087,040	1,107,081	1,110,189	1,126,991	1,139,164	1,142,086	1,168,985	1,162,506	1,166,325	1,166,716	1,167,055	1,189,579	1,205,127	1,135,398	1,165,392	1,181,145	1,204,842	1,228,766	1,230,408	1,230,819	1,227,543	1,254,090	1,262,327	1,262,155	1,251,125	1,241,192	1,250,984	1,255,971	1,267,003	1,280,725	1,280,665	1,272,884	1,272,649	1,273,828	1,271,228	1,245,428	1,228,762	1,196,529	1,155,228	1,156,501	1,135,769	1,159,037	1,133,419	1,088,152	1,071,512	1,107,313	1,104,307	1,141,775	1,118,753	1,139,330	1,141,480	1,129,129	1,127,324	1,128,286	1,124,075	1,096,862	1,077,710	1,129,276	1,171,449	1,174,093	1,159,051	1,170,044	1,143,611	1,164,410	1,174,474	1,202,702	1,220,972	1,237,994	1,208,411	1,220,953	1,205,415	1,215,550	1,241,225	1,241,532	1,245,844	1,240,178	1,260,523	1,257,723	1,276,798	1,282,717	1,290,118	1,300,505	1,299,158
C000014213
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,123	9,117	9,656	9,614	9,768	9,922	10,189	10,161	10,096	9,920	10,092		10,348	10,433	10,750	10,775	10,822	10,924	10,995	11,198	11,216	11,462	11,748	12,105	12,302	12,820	12,357	12,060	12,054	12,319	12,423	12,919	13,280	13,360	12,421	12,667	11,638	12,395	12,732	13,061	13,672	12,886	13,676	13,979	13,963	14,192	14,385	14,882	15,256	15,327	14,152	12,112	13,627	14,239	14,388	15,032	15,911	15,382	14,932	16,570	17,136	16,694	17,230	18,009	18,941	19,125	19,320	19,788	20,115	19,131	20,293	20,081	21,320	20,322	19,936	20,715	19,444	19,770	18,400	19,203	18,533	17,068	18,571	19,967	19,241	19,688	18,980	19,291	19,535	18,982	19,913	20,649	20,254	19,458	19,040	20,348	21,388	21,645	22,258	22,998	21,935	22,613	22,863	23,683	24,417	24,648	24,704	25,628	24,492	25,382	25,303	24,515	23,994	24,987	25,920	26,041	26,562	27,117	26,738	26,954	26,561
C000014215
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,624	9,620	10,180	10,129	10,285	10,432	10,713	10,677	10,602	10,411	10,584		10,851	10,927	11,250	11,277	11,319	11,418	11,484	11,680	11,699	11,946	12,235	12,598	12,793	13,330	12,842	12,520	12,513	12,780	12,878	13,382	13,745	13,818	12,845	13,089	12,014	12,792	13,136	13,466	14,082	13,260	14,068	14,369	14,343	14,578	14,755	15,261	15,633	15,695	14,480	12,388	13,939	14,541	14,684	15,338	16,227	15,672	15,207	16,863	17,432	16,975	17,505	18,281	19,218	19,391	19,575	20,034	20,360	19,348	20,512	20,277	21,516	20,502	20,104	20,871	19,576	19,890	18,509	19,298	18,608	17,137	18,631	20,020	19,286	19,703	18,989	19,286	19,515	18,956	19,865	20,592	20,189	19,390	18,952	20,258	21,269	21,508	22,112	22,824	21,752	22,418	22,648	23,445	24,163	24,373	24,401	25,303	24,177	25,044	24,937	24,153	23,615	24,583	25,490	25,581	26,099	26,608	26,229	26,421	26,032
C000014216
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	962,958	962,604	1,019,718	1,015,501	1,032,027	1,048,518	1,076,997	1,074,233	1,067,601	1,049,175	1,067,623		1,094,916	1,104,222	1,137,972	1,140,808	1,146,143	1,157,158	1,164,928	1,186,735	1,188,807	1,215,168	1,245,729	1,283,095	1,304,246	1,360,370	1,311,458	1,280,253	1,279,793	1,308,259	1,319,560	1,372,645	1,410,313	1,420,055	1,320,514	1,346,904	1,237,757	1,318,514	1,354,775	1,390,068	1,455,346	1,371,971	1,456,470	1,488,000	1,487,614	1,512,424	1,532,254	1,585,617	1,626,929	1,633,702	1,509,677	1,292,257	1,454,242	1,519,967	1,536,152	1,604,206	1,699,599	1,643,429	1,594,544	1,771,153	1,831,984	1,785,153	1,841,750	1,926,601	2,026,733	2,046,905	2,067,068	2,117,658	2,153,171	2,048,128	2,173,186	2,150,830	2,284,119	2,177,621	2,137,818	2,221,752	2,084,670	2,120,184	1,973,427	2,060,148	1,988,555	1,832,804	1,994,715	2,145,137	2,066,325	2,114,935	2,039,192	2,073,022	2,099,776	2,040,650	2,141,345	2,221,091	2,178,929	2,095,152	2,049,027	2,192,019	2,303,035	2,331,228	2,397,937	2,478,234	2,363,985	2,437,632	2,465,176	2,552,682	2,634,100	2,659,588	2,664,574	2,766,644	2,644,331	2,741,145	2,731,564	2,648,588	2,592,711	2,700,742	2,802,270	2,814,295	2,872,962	2,932,051	2,891,535	2,917,314	2,876,094
C000014219
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	8,732	8,122	9,162	9,457	9,799	10,137	10,810	11,144	10,924	10,975	9,913		9,725	10,336	10,924	11,582	11,955	12,207	12,277	13,056	13,138	12,676	13,305	13,457	14,082	14,155	13,291	13,184	13,509	13,042	12,874	13,593	13,463	12,091	11,268	12,462	12,374	12,149	12,126	13,123	13,019	13,146	13,100	12,362	12,217	12,946	13,444	13,488	13,667	13,771	13,221	9,663	11,065	10,814	11,380	12,348	12,833	12,948	13,172	14,079	15,502	15,166	15,710	15,934	15,722	16,745	17,049	17,628	18,951	18,991	19,255	18,583	19,228	18,784	17,885	18,095	17,231	16,211	15,125	16,459	16,581	15,927	16,472	17,292	16,241	16,040	15,514	15,540	16,004	16,446	17,304	17,847	17,741	17,847	17,452	18,531	19,587	20,140	20,682	20,798	21,213	21,472	23,076	24,171	24,331	25,133	23,413	23,557	23,016	21,752	20,447	21,602	22,671	23,016	23,619	22,355	21,987	21,890	22,763	22,809	22,514
C000034727
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,216	8,565	9,655	9,960	10,314	10,664	11,368	11,709	11,470	11,519	10,394		10,195	10,833	11,435	12,121	12,502	12,759	12,826	13,629	13,709	13,219	13,870	14,021	14,662	14,731	13,820	13,701	14,031	13,537	13,358	14,095	13,949	12,523	11,661	12,893	12,791	12,550	12,523	13,541	13,426	13,551	13,495	12,726	12,571	13,310	13,814	13,857	14,030	14,131	13,555	9,902	11,332	11,068	11,640	12,624	13,111	13,222	13,443	14,358	15,803	15,452	15,996	16,217	15,991	17,022	17,320	17,894	19,213	19,247	19,498	18,814	19,465	19,010	18,101	18,320	17,437	16,389	15,287	16,630	16,737	16,063	16,603	17,421	16,332	16,117	15,586	15,599	16,056	16,486	17,333	17,871	17,750	17,844	17,441	18,509	19,553	20,090	20,620	20,720	21,121	21,364	22,946	24,020	24,170	24,950	23,225	23,354	22,803	21,538	20,229	21,358	22,404	22,735	23,314	22,050	21,674	21,561	22,411	22,441	22,138
C000081648
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	922,226	857,796	967,594	999,238	1,035,837	1,071,674	1,143,347	1,178,803	1,155,928	1,161,266	1,049,180		1,029,718	1,094,724	1,157,038	1,227,045	1,267,049	1,293,975	1,301,668	1,384,630	1,393,526	1,344,793	1,412,478	1,428,722	1,495,377	1,503,747	1,412,079	1,400,920	1,435,993	1,386,572	1,369,035	1,445,957	1,432,473	1,287,092	1,199,701	1,326,961	1,318,101	1,293,938	1,292,327	1,398,645	1,387,771	1,401,867	1,397,034	1,318,906	1,303,800	1,381,812	1,435,342	1,440,736	1,460,239	1,471,858	1,413,349	1,033,247	1,183,462	1,156,905	1,217,489	1,321,643	1,373,717	1,386,617	1,411,170	1,508,550	1,661,277	1,625,905	1,684,166	1,708,719	1,686,663	1,795,278	1,827,738	1,889,329	2,029,156	2,034,565	2,062,448	1,992,950	2,065,098	2,018,905	1,925,160	1,954,144	1,861,305	1,751,257	1,634,416	1,778,882	1,792,469	1,721,820	1,781,147	1,870,363	1,762,382	1,741,155	1,684,550	1,687,272	1,737,890	1,786,331	1,879,947	1,939,274	1,928,388	1,940,362	1,897,364	2,015,473	2,131,115	2,191,548	2,251,411	2,263,953	2,309,563	2,338,639	2,513,667	2,633,392	2,651,636	2,739,435	2,552,435	2,568,398	2,509,718	2,373,179	2,230,729	2,357,219	2,474,253	2,512,673	2,579,465	2,441,744	2,401,550	2,391,502	2,487,848	2,493,167	2,461,944
C000014223
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	8,780	8,601	9,155	9,211	9,462	9,278	9,817	9,808	9,851	9,599	9,695		9,695	10,138	10,504	10,508	10,782	11,060	11,069	11,290	11,377	11,459	11,694	12,017	12,159	13,131	12,880	12,510	12,707	13,281	13,395	13,729	14,349	14,486	13,190	13,254	12,193	13,411	13,871	14,124	14,769	13,561	14,516	14,842	14,470	14,392	14,790	15,436	15,896	16,128	14,964	13,291	15,326	16,422	17,157	18,191	19,980	19,107	18,637	20,892	21,803	21,584	22,258	22,306	23,593	23,423	24,551	25,013	25,783	24,193	25,662	25,407	26,080	23,913	22,694	23,030	20,368	20,079	18,465	20,507	19,420	17,595	18,787	19,756	18,351	19,804	19,123	20,583	20,868	21,681	23,064	23,926	23,718	22,320	22,028	24,399	25,380	26,339	28,181	28,592	27,321	29,147	31,240	30,654	31,369	31,902	31,750	33,546	33,618	34,301	33,260	30,551	31,096	33,716	35,611	36,807	36,717	37,937	39,287	38,856	38,524
C000014225
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,260	9,070	9,645	9,697	9,954	9,759	10,319	10,298	10,340	10,068	10,162		10,157	10,612	10,994	10,989	11,266	11,554	11,554	11,779	11,863	11,941	12,177	12,507	12,641	13,647	13,381	12,989	13,182	13,768	13,879	14,216	14,846	14,979	13,636	13,691	12,586	13,834	14,302	14,551	15,211	13,956	14,929	15,249	14,859	14,776	15,172	15,825	16,280	16,509	15,308	13,586	15,658	16,766	17,509	18,552	20,364	19,469	18,973	21,253	22,168	21,934	22,606	22,637	23,926	23,747	24,872	25,325	26,083	24,465	25,927	25,653	26,314	24,116	22,874	23,196	20,502	20,198	18,565	20,607	19,503	17,653	18,843	19,799	18,380	19,827	19,127	20,582	20,853	21,646	23,017	23,866	23,643	22,234	21,926	24,277	25,229	26,169	27,976	28,367	27,088	28,885	30,934	30,342	31,029	31,536	31,367	33,121	33,167	33,818	32,772	30,089	30,600	33,155	35,014	36,164	36,048	37,221	38,523	38,070	38,292
C000048018
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	927,065	908,612	967,047	972,759	999,561	980,544	1,038,011	1,037,113	1,041,603	1,015,563	1,025,440		1,025,889	1,073,031	1,112,091	1,112,989	1,141,723	1,171,803	1,172,701	1,196,568	1,206,029	1,215,039	1,240,268	1,274,507	1,289,700	1,393,480	1,367,063	1,328,381	1,349,137	1,410,462	1,422,727	1,459,049	1,524,619	1,539,715	1,402,442	1,409,518	1,296,983	1,426,256	1,476,263	1,502,862	1,572,553	1,443,812	1,545,953	1,580,532	1,541,165	1,533,718	1,576,276	1,645,435	1,694,463	1,719,996	1,595,813	1,417,662	1,634,693	1,752,493	1,831,413	1,941,669	2,133,498	2,041,045	1,990,990	2,232,429	2,330,017	2,307,028	2,379,724	2,385,316	2,523,253	2,505,856	2,627,017	2,677,345	2,759,983	2,590,358	2,748,178	2,721,460	2,794,102	2,562,269	2,432,576	2,468,863	2,183,943	2,153,703	1,981,004	2,200,070	2,084,489	1,888,270	2,017,291	2,121,448	1,970,777	2,127,761	2,054,926	2,212,617	2,243,730	2,330,708	2,480,620	2,573,961	2,552,040	2,402,128	2,371,014	2,626,996	2,733,270	2,836,471	3,035,940	3,080,609	2,944,292	3,141,451	3,367,876	3,305,493	3,383,279	3,441,810	3,425,637	3,620,486	3,628,602	3,703,190	3,591,717	3,299,921	3,358,936	3,642,536	3,849,088	3,979,413	3,970,397	4,102,361	4,249,899	4,203,998	4,168,718
C000080478
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	9,261	9,073	9,656	9,711	9,972	9,779	10,343	10,329	10,376	10,110	10,208		10,203	10,669	11,052	11,056	11,341	11,630	11,635	11,863	11,956	12,040	12,283	12,619	12,766	13,784	13,520	13,128	13,334	13,926	14,048	14,396	15,042	15,179	13,823	13,882	12,767	14,040	14,523	14,784	15,457	14,184	15,184	15,518	15,129	15,045	15,457	16,129	16,602	16,846	15,626	13,870	15,992	17,132	17,900	18,973	20,836	19,920	19,424	21,772	22,717	22,481	23,183	23,229	24,562	24,385	25,546	26,025	26,820	25,159	26,682	26,406	27,100	24,848	23,575	23,918	21,151	20,851	19,170	21,280	20,150	18,248	19,485	20,479	19,018	20,531	19,820	21,326	21,621	22,453	23,883	24,768	24,548	23,096	22,786	25,244	26,252	27,234	29,132	29,548	28,224	30,114	32,261	31,662	32,386	32,927	32,769	34,617	34,679	35,375	34,294	31,498	32,052	34,741	36,698	37,921	37,814	39,065	40,449	39,994	39,643
C000014226
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,027	8,919	9,448	9,516	9,624	9,618	9,870	9,881	9,790	9,607	10,037		10,381	10,445	10,784	10,657	10,652	10,617	10,808	10,883	10,761	11,168	11,267	11,674	11,918	12,346	11,772	11,648	11,832	11,838	11,935	12,550	12,808	12,864	12,044	12,293	11,104	11,966	12,396	12,511	13,213	12,356	13,235	13,417	13,079	13,417	13,546	14,049	14,412	14,158	12,736	10,595	11,801	12,201	12,074	12,592	13,083	12,734	12,622	14,266	14,741	14,531	15,464	16,357	17,018	17,314	17,102	17,194	17,476	16,897	17,837	17,109	18,322	18,254	18,285	18,717	17,634	18,013	16,614	17,653	17,221	15,979	17,744	18,642	17,813	18,592	17,994	17,585	17,996	17,325	18,241	18,961	18,384	17,676	16,930	18,065	19,223	18,907	19,751	20,733	20,294	20,838	20,543	21,285	21,514	21,869	21,566	22,973	21,432	22,302	22,184	21,672	20,707	21,715	22,372	22,389	22,754	23,059	23,314	23,672	24,035
C000014228
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,515	9,401	9,954	10,014	10,122	10,109	10,373	10,373	10,269	10,077	10,522		10,874	10,934	11,284	11,144	11,131	11,089	11,277	11,349	11,216	11,635	11,726	12,149	12,392	12,830	12,227	12,084	12,268	12,275	12,358	12,994	13,254	13,300	12,441	12,697	11,460	12,340	12,778	12,889	13,603	12,715	13,603	13,784	13,430	13,774	13,892	14,393	14,762	14,496	13,030	10,834	12,056	12,456	12,323	12,843	13,336	12,973	12,845	14,512	14,986	14,759	15,704	16,598	17,259	17,550	17,319	17,405	17,675	17,085	18,018	17,278	18,492	18,408	18,431	18,845	17,745	18,117	16,704	17,736	17,288	16,031	17,793	18,674	17,839	18,607	17,995	17,584	17,976	17,294	18,200	18,899	18,318	17,597	16,851	17,966	19,107	18,778	19,604	20,566	20,125	20,646	20,340	21,062	21,279	21,610	21,305	22,670	21,148	21,984	21,852	21,341	20,381	21,350	21,984	21,984	22,332	22,614	22,854	23,194	23,523
C000014230
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	952,836	941,493	997,680	1,004,875	1,016,866	1,016,292	1,043,385	1,044,589	1,035,072	1,015,725	1,061,675		1,098,052	1,105,336	1,141,756	1,127,819	1,127,819	1,124,773	1,144,997	1,152,948	1,140,715	1,183,720	1,194,158	1,238,363	1,263,823	1,310,273	1,248,985	1,236,044	1,255,468	1,257,411	1,267,223	1,332,859	1,360,827	1,366,944	1,280,195	1,307,140	1,180,814	1,272,742	1,318,350	1,331,296	1,406,409	1,315,558	1,408,823	1,428,210	1,393,026	1,429,799	1,443,491	1,496,820	1,536,349	1,510,099	1,358,433	1,130,442	1,258,569	1,301,766	1,288,968	1,344,084	1,397,028	1,360,774	1,348,133	1,524,364	1,575,100	1,553,442	1,653,519	1,749,500	1,820,679	1,852,896	1,829,971	1,840,493	1,871,305	1,809,208	1,910,222	1,832,577	1,963,183	1,956,741	1,959,962	2,006,503	1,890,184	1,932,188	1,782,485	1,894,295	1,848,113	1,714,980	1,905,172	2,001,081	1,912,894	1,997,855	1,933,083	1,890,568	1,934,456	1,862,716	1,961,971	2,039,028	1,977,213	1,901,877	1,822,030	1,945,198	2,069,667	2,035,767	2,127,906	2,233,517	2,187,331	2,245,718	2,214,589	2,295,088	2,320,463	2,358,274	2,327,556	2,478,513	2,313,736	2,408,063	2,395,365	2,341,078	2,237,354	2,345,628	2,417,715	2,419,541	2,460,628	2,493,134	2,521,507	2,560,862	2,599,975
C000014229
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	9,520	9,405	9,965	10,032	10,146	10,134	10,406	10,412	10,309	10,115	10,569		10,926	10,993	11,351	11,211	11,205	11,162	11,362	11,435	11,313	11,734	11,832	12,260	12,510	12,960	12,356	12,218	12,412	12,418	12,512	13,158	13,430	13,480	12,619	12,880	11,630	12,535	12,973	13,099	13,829	12,929	13,842	14,027	13,679	14,032	14,160	14,680	15,058	14,791	13,301	11,064	12,320	12,731	12,598	13,141	13,648	13,281	13,157	14,876	15,363	15,136	16,112	17,035	17,726	18,028	17,795	17,891	18,185	17,576	18,550	17,790	19,052	18,973	19,004	19,443	18,315	18,709	17,248	18,323	17,872	16,577	18,406	19,333	18,472	19,275	18,653	18,231	18,642	17,944	18,894	19,633	19,033	18,294	17,520	18,690	19,888	19,551	20,427	21,433	20,977	21,534	21,222	21,983	22,220	22,574	22,269	23,709	22,115	23,007	22,876	22,349	21,350	22,375	23,058	23,067	23,436	23,745	24,009	24,369	24,732
C000142453
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	5,000,000	4,764,320	4,707,637	4,989,600	5,025,561	5,085,497	5,083,849	5,219,298	5,225,318	5,178,954	5,085,231	5,315,004		5,495,246	5,534,715	5,713,842	5,648,360	5,645,312	5,630,071	5,732,436	5,772,224	5,714,073	5,930,818	5,983,059	6,201,239	6,333,264	6,562,566	6,258,983	6,192,154	6,292,655	6,299,139	6,349,694	6,681,661	6,821,755	6,850,223	6,415,706	6,550,670	5,919,200	6,379,741	6,608,227	6,677,390	7,050,149	6,594,954	7,063,523	7,164,276	6,987,958	7,169,929	7,242,170	7,509,462	7,705,234	7,573,646	6,813,357	5,671,490	6,317,562	6,530,472	6,467,671	6,747,753	7,013,290	6,828,972	6,765,569	7,653,223	7,908,853	7,796,458	8,302,235	8,781,153	9,142,022	9,303,662	9,186,321	9,239,116	9,397,501	9,087,231	9,594,179	9,204,510	9,861,737	9,829,404	9,845,571	10,080,517	9,496,610	9,707,465	8,953,210	9,514,565	9,286,769	8,619,607	9,574,620	10,060,289	9,614,774	10,037,216	9,716,160	9,499,918	9,720,354	9,364,266	9,864,585	10,251,682	9,941,154	9,564,139	9,162,966	9,777,529	10,408,853	10,238,502	10,701,506	11,234,541	11,002,405	11,295,861	11,141,262	11,545,919	11,673,474	11,864,605	11,710,175	12,473,499	11,642,361	12,116,628	12,052,785	11,776,465	11,259,472	11,808,491	12,168,211	12,177,394	12,384,024	12,553,408	12,696,112	12,894,057	13,088,047
C000014231
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	8,885	8,924	9,599	9,592	9,949	9,818	10,163	10,291	10,267	10,123	11,006		11,305	11,323	11,616	11,696	11,714	11,634	11,927	12,002	11,865	12,412	12,540	12,968	12,991	13,396	12,951	13,080	13,139	13,900	14,008	14,226	14,779	14,719	13,317	13,653	12,236	13,437	14,198	14,043	14,672	14,054	15,046	15,311	14,886	14,942	14,954	15,472	15,605	15,368	14,150	11,772	12,943	13,677	13,771	14,375	14,892	14,163	14,546	16,279	17,591	17,627	18,717	19,304	19,962	20,034	19,998	19,986	20,286	19,747	20,753	19,986	21,318	19,704	20,360	20,183	18,843	18,391	17,366	18,911	17,831	16,409	18,241	18,925	18,006	19,684	19,712	19,176	19,064	18,373	19,585	20,093	19,346	17,978	16,906	18,359	20,037	19,569	20,648	21,500	20,137	20,719	20,477	21,855	22,167	22,380	21,826	24,141	22,428	23,069	22,486	21,468	20,740	21,628	21,890	21,351	22,414	21,555	21,002	21,162	21,034
C000014233
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,382	9,419	10,120	10,101	10,479	10,333	10,687	10,811	10,783	10,620	11,539		11,847	11,858	12,169	12,233	12,244	12,158	12,448	12,528	12,373	12,938	13,071	13,502	13,518	13,932	13,457	13,579	13,628	14,419	14,516	14,735	15,295	15,234	13,774	14,102	12,637	13,872	14,650	14,483	15,108	14,470	15,483	15,747	15,295	15,352	15,338	15,880	15,991	15,733	14,475	12,035	13,232	13,975	14,051	14,672	15,184	14,431	14,815	16,565	17,898	17,914	19,022	19,606	20,253	20,330	20,268	20,237	20,530	19,976	20,976	20,191	21,522	19,874	20,526	20,345	18,968	18,515	17,464	19,022	17,917	16,468	18,298	18,968	18,041	19,712	19,731	19,186	19,055	18,360	19,562	20,050	19,280	17,929	16,840	18,267	19,928	19,455	20,515	21,348	19,985	20,553	20,288	21,650	21,953	22,142	21,575	23,865	22,133	22,758	22,172	21,156	20,433	21,293	21,527	20,980	22,015	21,156	20,609	20,746	20,616
C000070580
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	938,838	942,661	1,014,526	1,013,761	1,051,988	1,038,333	1,074,600	1,088,791	1,085,638	1,070,658	1,164,479		1,197,049	1,198,779	1,230,781	1,238,565	1,241,160	1,232,511	1,263,648	1,272,759	1,257,692	1,316,189	1,330,370	1,375,573	1,378,665	1,421,599	1,374,849	1,389,160	1,394,885	1,476,937	1,488,386	1,512,238	1,571,392	1,564,713	1,416,829	1,452,130	1,301,895	1,430,400	1,511,505	1,495,705	1,562,064	1,496,758	1,602,090	1,631,583	1,586,800	1,593,241	1,594,315	1,650,143	1,663,919	1,639,235	1,509,083	1,255,513	1,382,298	1,460,838	1,469,814	1,536,011	1,591,837	1,513,717	1,554,475	1,740,152	1,880,966	1,884,372	2,002,429	2,064,863	2,136,378	2,145,459	2,140,919	2,139,783	2,172,703	2,115,945	2,223,785	2,142,054	2,284,618	2,112,025	2,183,620	2,165,721	2,021,254	1,972,673	1,862,725	2,030,204	1,913,863	1,761,726	1,958,610	2,032,761	1,934,907	2,115,235	2,119,184	2,061,268	2,050,738	1,977,027	2,107,337	2,162,620	2,082,328	1,936,223	1,820,392	1,977,027	2,158,100	2,108,992	2,225,790	2,317,369	2,171,373	2,233,753	2,208,535	2,358,514	2,391,695	2,415,586	2,357,187	2,606,709	2,422,051	2,492,689	2,428,843	2,320,170	2,242,741	2,339,188	2,367,715	2,309,303	2,424,768	2,332,396	2,272,626	2,290,285	2,277,407
C000080479
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	9,378	9,420	10,134	10,118	10,496	10,354	10,711	10,850	10,815	10,667	11,589		11,904	11,923	12,232	12,309	12,328	12,241	12,540	12,622	12,473	13,048	13,187	13,623	13,647	14,078	13,604	13,733	13,787	14,584	14,692	14,929	15,499	15,435	13,970	14,315	12,822	14,090	14,875	14,706	15,370	14,718	15,744	16,034	15,581	15,630	15,643	16,186	16,307	16,060	14,786	12,302	13,524	14,292	14,370	15,007	15,550	14,787	15,168	16,969	18,347	18,373	19,506	20,112	20,797	20,876	20,836	20,810	21,126	20,560	21,600	20,797	22,168	20,493	21,172	20,991	19,587	19,104	18,033	19,648	18,516	17,037	18,938	19,648	18,681	20,424	20,455	19,879	19,770	19,055	20,299	20,828	20,035	18,619	17,515	19,008	20,743	20,257	21,369	22,246	20,837	21,431	21,181	22,590	22,903	23,122	22,543	24,938	23,150	23,809	23,198	22,138	21,399	22,315	22,572	22,009	23,102	22,202	21,640	21,801	21,663
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	950,376	949,094	1,013,478	1,017,407	1,035,678	1,038,362	1,076,645	1,078,156	1,078,360	1,058,690	1,097,898		1,119,599	1,140,834	1,186,132	1,187,516	1,199,711	1,216,594	1,224,188	1,249,360	1,253,185	1,279,036	1,308,883	1,349,026	1,364,025	1,442,121	1,388,969	1,353,670	1,358,865	1,391,589	1,400,154	1,452,259	1,499,581	1,508,116	1,405,036	1,433,669	1,304,222	1,408,736	1,453,969	1,482,222	1,542,236	1,444,230	1,546,014	1,568,233	1,543,392	1,572,270	1,606,325	1,664,632	1,714,874	1,714,202	1,573,090	1,378,793	1,555,546	1,629,634	1,662,043	1,755,757	1,881,962	1,810,454	1,762,307	1,955,216	2,030,390	2,009,892	2,065,314	2,155,766	2,270,817	2,286,677	2,340,059	2,395,647	2,468,488	2,353,679	2,518,582	2,501,131	2,613,222	2,477,996	2,403,801	2,493,053	2,275,654	2,279,829	2,091,643	2,284,502	2,191,336	1,989,517	2,150,591	2,270,775	2,139,945	2,274,406	2,218,913	2,300,379	2,336,284	2,346,439	2,501,481	2,581,841	2,540,734	2,419,597	2,368,721	2,585,046	2,702,486	2,747,899	2,894,625	2,987,758	2,865,725	3,007,821	3,115,748	3,153,674	3,230,171	3,299,158	3,269,240	3,461,148	3,378,640	3,472,727	3,427,414	3,234,299	3,212,367	3,414,569	3,588,209	3,668,739	3,743,110	3,879,734	3,970,572	3,980,304	3,982,741
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	5,000,000	4,751,879	4,745,468	5,067,392	5,087,037	5,178,390	5,191,808	5,383,223	5,390,782	5,391,801	5,293,448	5,489,490		5,597,996	5,704,170	5,930,660	5,937,577	5,998,556	6,082,972	6,120,939	6,246,802	6,265,925	6,395,180	6,544,414	6,745,129	6,820,126	7,210,605	6,944,843	6,768,352	6,794,323	6,957,943	7,000,769	7,261,293	7,497,904	7,540,582	7,025,182	7,168,344	6,521,108	7,043,682	7,269,843	7,411,108	7,711,181	7,221,150	7,730,070	7,841,167	7,716,960	7,861,348	8,031,623	8,323,162	8,574,372	8,571,010	7,865,451	6,893,967	7,777,730	8,148,169	8,310,213	8,778,785	9,409,809	9,052,268	8,811,534	9,776,079	10,151,951	10,049,459	10,326,572	10,778,831	11,354,084	11,433,386	11,700,296	11,978,235	12,342,441	11,768,397	12,592,912	12,505,656	13,066,111	12,389,979	12,019,005	12,465,265	11,378,271	11,399,146	10,458,217	11,422,511	10,956,680	9,947,585	10,752,955	11,353,873	10,699,725	11,372,031	11,094,565	11,501,894	11,681,421	11,732,196	12,507,404	12,909,204	12,703,669	12,097,985	11,843,606	12,925,228	13,512,429	13,739,496	14,473,125	14,938,791	14,328,623	15,039,103	15,578,738	15,768,368	16,150,857	16,495,792	16,346,199	17,305,739	16,893,201	17,363,633	17,137,070	16,171,495	16,061,837	17,072,844	17,941,044	18,343,694	18,715,549	19,398,668	19,852,861	19,901,520	19,913,705
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	1,000,000	1,011,039	1,018,221	1,030,700	1,037,722	1,038,533	1,056,816	1,065,524	1,066,674	1,066,927	1,059,849	1,036,026		1,039,104	1,042,770	1,050,816	1,050,464	1,059,180	1,067,352	1,066,447	1,071,759	1,081,005	1,077,201	1,078,494	1,076,862	1,081,610	1,071,201	1,061,044	1,066,396	1,059,280	1,065,057	1,063,512	1,065,738	1,070,989	1,066,399	1,057,479	1,062,235	1,078,854	1,093,729	1,094,921	1,114,693	1,116,253	1,133,352	1,149,383	1,152,804	1,178,889	1,173,782	1,177,574	1,177,339	1,179,093	1,200,255	1,218,227	1,194,431	1,218,357	1,229,736	1,239,997	1,261,779	1,254,503	1,252,242	1,247,766	1,264,049	1,268,414	1,260,441	1,244,178	1,229,699	1,240,039	1,244,769	1,253,843	1,266,434	1,265,588	1,254,781	1,253,755	1,255,270	1,254,423	1,226,921	1,210,193	1,177,725	1,133,799	1,140,037	1,117,257	1,145,347	1,115,572	1,067,509	1,055,796	1,095,163	1,091,443	1,125,300	1,097,650	1,123,400	1,130,262	1,118,544	1,116,806	1,117,916	1,111,184	1,084,688	1,068,376	1,116,458	1,158,821	1,156,048	1,142,187	1,153,402	1,126,449	1,145,121	1,155,589	1,181,818	1,199,216	1,215,664	1,188,053	1,200,578	1,182,446	1,189,571	1,214,166	1,213,876	1,218,164	1,211,985	1,230,868	1,229,111	1,243,874	1,257,054	1,265,355	1,272,986	1,272,105
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	950,376	949,094	1,013,478	1,017,407	1,035,678	1,038,362	1,076,645	1,078,156	1,078,360	1,058,690	1,097,898		1,119,599	1,140,834	1,186,132	1,187,516	1,199,711	1,216,594	1,224,188	1,249,360	1,253,185	1,279,036	1,308,883	1,349,026	1,364,025	1,442,121	1,388,969	1,353,670	1,358,865	1,391,589	1,400,154	1,452,259	1,499,581	1,508,116	1,405,036	1,433,669	1,304,222	1,408,736	1,453,969	1,482,222	1,542,236	1,444,230	1,546,014	1,568,233	1,543,392	1,572,270	1,606,325	1,664,632	1,714,874	1,714,202	1,573,090	1,378,793	1,555,546	1,629,634	1,662,043	1,755,757	1,881,962	1,810,454	1,762,307	1,955,216	2,030,390	2,009,892	2,065,314	2,155,766	2,270,817	2,286,677	2,340,059	2,395,647	2,468,488	2,353,679	2,518,582	2,501,131	2,613,222	2,477,996	2,403,801	2,493,053	2,275,654	2,279,829	2,091,643	2,284,502	2,191,336	1,989,517	2,150,591	2,270,775	2,139,945	2,274,406	2,218,913	2,300,379	2,336,284	2,346,439	2,501,481	2,581,841	2,540,734	2,419,597	2,368,721	2,585,046	2,702,486	2,747,899	2,894,625	2,987,758	2,865,725	3,007,821	3,115,748	3,153,674	3,230,171	3,299,158	3,269,240	3,461,148	3,378,640	3,472,727	3,427,414	3,234,299	3,212,367	3,414,569	3,588,209	3,668,739	3,743,110	3,879,734	3,970,572	3,980,304	3,982,741
EATON VANCE Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI India Index
Accumulated Value	10,000	9,312	8,623	9,750	9,797	9,981	10,113	10,687	10,811	10,712	10,659	9,864		9,857	10,286	10,893	11,544	11,767	11,974	11,880	12,795	12,699	12,231	13,132	13,040	13,677	14,148	13,199	12,726	13,250	12,773	12,649	13,473	13,603	12,364	11,502	12,694	12,678	12,433	12,437	13,585	13,661	13,691	13,653	12,941	12,563	12,950	13,510	13,434	13,638	13,530	12,546	9,393	10,909	10,606	11,326	12,502	12,939	13,020	13,166	14,302	15,759	15,392	16,197	16,565	16,411	17,834	17,710	17,862	19,817	19,936	19,778	19,177	19,893	19,622	18,836	19,524	19,197	18,079	16,860	18,432	19,189	17,955	18,415	19,372	18,311	17,763	16,952	17,148	17,863	18,383	19,246	19,821	19,444	19,769	19,181	20,463	22,121	22,654	23,275	23,464	24,007	24,177	25,858	26,886	27,169	27,743	25,451	25,345	24,602	23,727	21,825	23,875	25,024	25,305	26,077	24,748	23,973	24,094	25,151	25,370	25,246
EATON VANCE Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI India Index
Accumulated Value	10,000	9,312	8,623	9,750	9,797	9,981	10,113	10,687	10,811	10,712	10,659	9,864		9,857	10,286	10,893	11,544	11,767	11,974	11,880	12,795	12,699	12,231	13,132	13,040	13,677	14,148	13,199	12,726	13,250	12,773	12,649	13,473	13,603	12,364	11,502	12,694	12,678	12,433	12,437	13,585	13,661	13,691	13,653	12,941	12,563	12,950	13,510	13,434	13,638	13,530	12,546	9,393	10,909	10,606	11,326	12,502	12,939	13,020	13,166	14,302	15,759	15,392	16,197	16,565	16,411	17,834	17,710	17,862	19,817	19,936	19,778	19,177	19,893	19,622	18,836	19,524	19,197	18,079	16,860	18,432	19,189	17,955	18,415	19,372	18,311	17,763	16,952	17,148	17,863	18,383	19,246	19,821	19,444	19,769	19,181	20,463	22,121	22,654	23,275	23,464	24,007	24,177	25,858	26,886	27,169	27,743	25,451	25,345	24,602	23,727	21,825	23,875	25,024	25,305	26,077	24,748	23,973	24,094	25,151	25,370	25,246
EATON VANCE Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI India Index
Accumulated Value	1,000,000	931,183	862,265	975,041	979,680	998,093	1,011,339	1,068,738	1,081,122	1,071,224	1,065,931	986,446		985,674	1,028,565	1,089,302	1,154,425	1,176,701	1,197,368	1,187,996	1,279,522	1,269,923	1,223,074	1,313,239	1,303,985	1,367,676	1,414,761	1,319,908	1,272,578	1,324,951	1,277,331	1,264,900	1,347,292	1,360,282	1,236,445	1,150,174	1,269,444	1,267,768	1,243,343	1,243,735	1,358,519	1,366,135	1,369,093	1,365,337	1,294,146	1,256,307	1,294,957	1,350,966	1,343,379	1,363,802	1,353,031	1,254,635	939,299	1,090,917	1,060,578	1,132,645	1,250,241	1,293,941	1,301,996	1,316,630	1,430,177	1,575,937	1,539,221	1,619,710	1,656,462	1,641,125	1,783,418	1,770,977	1,786,227	1,981,667	1,993,627	1,977,759	1,917,728	1,989,344	1,962,150	1,883,583	1,952,388	1,919,749	1,807,936	1,685,974	1,843,150	1,918,879	1,795,496	1,841,548	1,937,180	1,831,115	1,776,339	1,695,176	1,714,828	1,786,273	1,838,287	1,924,614	1,982,111	1,944,361	1,976,915	1,918,107	2,046,275	2,212,084	2,265,420	2,327,484	2,346,350	2,400,716	2,417,745	2,585,844	2,688,620	2,716,894	2,774,276	2,545,052	2,534,473	2,460,171	2,372,700	2,182,457	2,387,520	2,502,430	2,530,514	2,607,731	2,474,767	2,397,342	2,409,373	2,515,088	2,536,952	2,524,609
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	950,376	949,094	1,013,478	1,017,407	1,035,678	1,038,362	1,076,645	1,078,156	1,078,360	1,058,690	1,097,898		1,119,599	1,140,834	1,186,132	1,187,516	1,199,711	1,216,594	1,224,188	1,249,360	1,253,185	1,279,036	1,308,883	1,349,026	1,364,025	1,442,121	1,388,969	1,353,670	1,358,865	1,391,589	1,400,154	1,452,259	1,499,581	1,508,116	1,405,036	1,433,669	1,304,222	1,408,736	1,453,969	1,482,222	1,542,236	1,444,230	1,546,014	1,568,233	1,543,392	1,572,270	1,606,325	1,664,632	1,714,874	1,714,202	1,573,090	1,378,793	1,555,546	1,629,634	1,662,043	1,755,757	1,881,962	1,810,454	1,762,307	1,955,216	2,030,390	2,009,892	2,065,314	2,155,766	2,270,817	2,286,677	2,340,059	2,395,647	2,468,488	2,353,679	2,518,582	2,501,131	2,613,222	2,477,996	2,403,801	2,493,053	2,275,654	2,279,829	2,091,643	2,284,502	2,191,336	1,989,517	2,150,591	2,270,775	2,139,945	2,274,406	2,218,913	2,300,379	2,336,284	2,346,439	2,501,481	2,581,841	2,540,734	2,419,597	2,368,721	2,585,046	2,702,486	2,747,899	2,894,625	2,987,758	2,865,725	3,007,821	3,115,748	3,153,674	3,230,171	3,299,158	3,269,240	3,461,148	3,378,640	3,472,727	3,427,414	3,234,299	3,212,367	3,414,569	3,588,209	3,668,739	3,743,110	3,879,734	3,970,572	3,980,304	3,982,741
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	943,575	943,271	1,009,683	1,015,940	1,034,116	1,036,242	1,077,368	1,080,116	1,081,814	1,058,408	1,105,774		1,127,351	1,148,570	1,191,287	1,192,098	1,204,734	1,217,063	1,228,046	1,251,201	1,253,612	1,284,185	1,312,208	1,352,054	1,365,567	1,437,547	1,384,560	1,356,766	1,361,923	1,400,370	1,409,528	1,456,305	1,507,447	1,509,942	1,398,761	1,426,776	1,293,987	1,405,055	1,454,470	1,475,708	1,534,635	1,435,326	1,536,139	1,558,974	1,527,193	1,553,997	1,587,450	1,647,792	1,695,370	1,693,518	1,554,864	1,341,042	1,518,650	1,599,865	1,636,441	1,729,364	1,854,647	1,787,117	1,748,545	1,961,261	2,049,495	2,040,379	2,104,155	2,179,574	2,291,930	2,302,392	2,359,167	2,399,062	2,467,478	2,356,767	2,516,142	2,477,843	2,575,418	2,423,890	2,362,834	2,439,475	2,220,551	2,217,574	2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,067	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	5,000,000	4,717,874	4,716,354	5,048,414	5,079,702	5,170,580	5,181,212	5,386,838	5,400,579	5,409,069	5,292,040	5,528,870		5,636,756	5,742,851	5,956,436	5,960,489	6,023,668	6,085,315	6,140,231	6,256,005	6,268,059	6,420,923	6,561,041	6,760,268	6,827,836	7,187,736	6,922,798	6,783,829	6,809,613	7,001,850	7,047,642	7,281,523	7,537,235	7,549,711	6,993,805	7,133,882	6,469,935	7,025,276	7,272,349	7,378,538	7,673,177	7,176,632	7,680,695	7,794,868	7,635,967	7,769,985	7,937,249	8,238,958	8,476,848	8,467,589	7,774,319	6,705,212	7,593,252	7,999,327	8,182,206	8,646,820	9,273,233	8,935,585	8,742,727	9,806,307	10,247,474	10,201,894	10,520,777	10,897,872	11,459,648	11,511,961	11,795,834	11,995,309	12,337,388	11,783,836	12,580,712	12,389,217	12,877,088	12,119,450	11,814,169	12,197,377	11,102,756	11,087,870	10,160,274	11,113,490	10,698,742	9,706,657	10,502,661	11,050,861	10,403,795	11,120,333	10,860,420	11,150,818	11,269,623	11,313,471	12,086,016	12,519,260	12,277,592	11,692,758	11,382,799	12,444,225	13,104,290	13,249,521	13,966,725	14,417,255	13,782,871	14,434,071	14,880,912	15,157,533	15,487,493	15,807,865	15,691,779	16,735,661	16,224,131	16,736,298	16,415,564	15,458,036	15,354,329	16,327,578	17,157,066	17,534,909	17,940,700	18,559,858	18,957,634	19,009,698	19,005,828
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	943,575	943,271	1,009,683	1,015,940	1,034,116	1,036,242	1,077,368	1,080,116	1,081,814	1,058,408	1,105,774		1,127,351	1,148,570	1,191,287	1,192,098	1,204,734	1,217,063	1,228,046	1,251,201	1,253,612	1,284,185	1,312,208	1,352,054	1,365,567	1,437,547	1,384,560	1,356,766	1,361,923	1,400,370	1,409,528	1,456,305	1,507,447	1,509,942	1,398,761	1,426,776	1,293,987	1,405,055	1,454,470	1,475,708	1,534,635	1,435,326	1,536,139	1,558,974	1,527,193	1,553,997	1,587,450	1,647,792	1,695,370	1,693,518	1,554,864	1,341,042	1,518,650	1,599,865	1,636,441	1,729,364	1,854,647	1,787,117	1,748,545	1,961,261	2,049,495	2,040,379	2,104,155	2,179,574	2,291,930	2,302,392	2,359,167	2,399,062	2,467,478	2,356,767	2,516,142	2,477,843	2,575,418	2,423,890	2,362,834	2,439,475	2,220,551	2,217,574	2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,067	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Index
Accumulated Value	10,000	9,757	9,777	10,211	10,250	10,362	10,452	10,710	10,714	10,713	10,563	10,698		10,831	10,962	11,253	11,258	11,363	11,494	11,532	11,694	11,758	11,881	12,050	12,265	12,370	12,738	12,408	12,250	12,242	12,454	12,494	12,774	13,056	13,067	12,490	12,673	12,079	12,711	12,953	13,204	13,526	13,106	13,726	13,857	13,869	13,995	14,194	14,500	14,758	14,869	14,241	13,152	14,257	14,691	14,904	15,497	16,115	15,744	15,465	16,541	16,932	16,781	16,962	17,323	17,932	18,031	18,334	18,677	19,004	18,408	19,179	19,122	19,617	18,839	18,416	18,622	17,365	17,429	16,456	17,528	16,901	15,675	16,355	17,144	16,520	17,346	16,913	17,457	17,663	17,632	18,306	18,654	18,428	17,714	17,378	18,645	19,439	19,614	20,131	20,594	19,882	20,608	21,130	21,481	21,917	22,316	21,973	22,840	22,364	22,785	22,807	22,039	21,984	22,751	23,586	23,878	24,283	24,921	25,333	25,433	25,428
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Index
Accumulated Value	10,000	9,757	9,777	10,211	10,250	10,362	10,452	10,710	10,714	10,713	10,563	10,698		10,831	10,962	11,253	11,258	11,363	11,494	11,532	11,694	11,758	11,881	12,050	12,265	12,370	12,738	12,408	12,250	12,242	12,454	12,494	12,774	13,056	13,067	12,490	12,673	12,079	12,711	12,953	13,204	13,526	13,106	13,726	13,857	13,869	13,995	14,194	14,500	14,758	14,869	14,241	13,152	14,257	14,691	14,904	15,497	16,115	15,744	15,465	16,541	16,932	16,781	16,962	17,323	17,932	18,031	18,334	18,677	19,004	18,408	19,179	19,122	19,617	18,839	18,416	18,622	17,365	17,429	16,456	17,528	16,901	15,675	16,355	17,144	16,520	17,346	16,913	17,457	17,663	17,632	18,306	18,654	18,428	17,714	17,378	18,645	19,439	19,614	20,131	20,594	19,882	20,608	21,130	21,481	21,917	22,316	21,973	22,840	22,364	22,785	22,807	22,039	21,984	22,751	23,586	23,878	24,283	24,921	25,333	25,433	25,428
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Index
Accumulated Value	1,000,000	975,730	977,709	1,021,093	1,025,035	1,036,185	1,045,243	1,071,009	1,071,421	1,071,291	1,056,289	1,069,766		1,083,057	1,096,232	1,125,295	1,125,847	1,136,260	1,149,352	1,153,194	1,169,406	1,175,750	1,188,062	1,204,972	1,226,527	1,236,961	1,273,755	1,240,757	1,225,021	1,224,197	1,245,380	1,249,367	1,277,382	1,305,644	1,306,739	1,249,019	1,267,274	1,207,932	1,271,143	1,295,336	1,320,388	1,352,600	1,310,632	1,372,636	1,385,681	1,386,873	1,399,488	1,419,361	1,449,985	1,475,839	1,486,852	1,424,119	1,315,229	1,425,743	1,469,141	1,490,373	1,549,699	1,611,531	1,574,438	1,546,504	1,654,146	1,693,217	1,678,104	1,696,175	1,732,275	1,793,218	1,803,076	1,833,399	1,867,730	1,900,381	1,840,768	1,917,946	1,912,242	1,961,704	1,883,892	1,841,641	1,862,203	1,736,503	1,742,893	1,645,637	1,752,763	1,690,063	1,567,463	1,635,485	1,714,382	1,652,024	1,734,635	1,691,302	1,745,744	1,766,325	1,763,238	1,830,627	1,865,402	1,842,816	1,771,367	1,737,838	1,864,543	1,943,917	1,961,381	2,013,134	2,059,433	1,988,156	2,060,787	2,112,958	2,148,131	2,191,742	2,231,566	2,197,288	2,283,971	2,236,352	2,278,463	2,280,678	2,203,919	2,198,417	2,275,148	2,358,560	2,387,831	2,428,298	2,492,074	2,533,310	2,543,333	2,542,762
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000	1,013,761	1,020,953	1,030,320	1,034,275	1,034,540	1,053,128	1,059,787	1,058,575	1,057,954	1,049,862	1,025,029		1,026,475	1,028,489	1,035,401	1,034,858	1,042,844	1,050,871	1,049,814	1,054,331	1,063,788	1,058,722	1,059,335	1,057,975	1,062,831	1,050,590	1,040,631	1,047,305	1,039,516	1,046,934	1,045,647	1,045,895	1,052,625	1,045,847	1,037,582	1,043,776	1,062,952	1,074,240	1,073,617	1,094,233	1,094,513	1,113,942	1,127,931	1,130,412	1,159,703	1,153,527	1,157,001	1,156,412	1,155,606	1,177,845	1,199,045	1,191,988	1,213,177	1,218,826	1,226,503	1,244,824	1,234,776	1,234,099	1,228,588	1,240,643	1,242,353	1,233,446	1,215,634	1,200,455	1,209,938	1,213,891	1,222,420	1,236,088	1,233,735	1,223,053	1,222,716	1,226,333	1,223,195	1,196,843	1,183,490	1,150,611	1,106,947	1,114,085	1,096,607	1,123,402	1,091,658	1,044,492	1,030,963	1,068,878	1,064,056	1,096,791	1,068,433	1,095,574	1,102,214	1,090,212	1,086,324	1,085,566	1,078,632	1,051,223	1,034,633	1,081,488	1,122,886	1,119,802	1,103,982	1,114,176	1,086,033	1,104,445	1,114,901	1,140,942	1,157,337	1,172,833	1,143,748	1,155,841	1,136,925	1,142,956	1,168,103	1,168,543	1,173,135	1,164,736	1,182,645	1,179,526	1,193,633	1,206,654	1,214,193	1,221,738	1,219,931
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Index
Accumulated Value	10,000	9,757	9,777	10,211	10,250	10,362	10,452	10,710	10,714	10,713	10,563	10,698		10,831	10,962	11,253	11,258	11,363	11,494	11,532	11,694	11,758	11,881	12,050	12,265	12,370	12,738	12,408	12,250	12,242	12,454	12,494	12,774	13,056	13,067	12,490	12,673	12,079	12,711	12,953	13,204	13,526	13,106	13,726	13,857	13,869	13,995	14,194	14,500	14,758	14,869	14,241	13,152	14,257	14,691	14,904	15,497	16,115	15,744	15,465	16,541	16,932	16,781	16,962	17,323	17,932	18,031	18,334	18,677	19,004	18,408	19,179	19,122	19,617	18,839	18,416	18,622	17,365	17,429	16,456	17,528	16,901	15,675	16,355	17,144	16,520	17,346	16,913	17,457	17,663	17,632	18,306	18,654	18,428	17,714	17,378	18,645	19,439	19,614	20,131	20,594	19,882	20,608	21,130	21,481	21,917	22,316	21,973	22,840	22,364	22,785	22,807	22,039	21,984	22,751	23,586	23,878	24,283	24,921	25,333	25,433	25,428
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Index
Accumulated Value	5,000,000	4,878,650	4,888,544	5,105,463	5,125,177	5,180,926	5,226,216	5,355,043	5,357,105	5,356,457	5,281,444	5,348,832		5,415,285	5,481,161	5,626,477	5,629,235	5,681,298	5,746,761	5,765,969	5,847,032	5,878,750	5,940,311	6,024,859	6,132,634	6,184,805	6,368,775	6,203,786	6,125,104	6,120,984	6,226,901	6,246,833	6,386,908	6,528,218	6,533,697	6,245,097	6,336,368	6,039,662	6,355,713	6,476,682	6,601,940	6,763,002	6,553,158	6,863,181	6,928,403	6,934,364	6,997,439	7,096,807	7,249,925	7,379,194	7,434,262	7,120,595	6,576,143	7,128,714	7,345,707	7,451,867	7,748,495	8,057,657	7,872,191	7,732,520	8,270,729	8,466,084	8,390,521	8,480,876	8,661,373	8,966,090	9,015,381	9,166,995	9,338,651	9,501,907	9,203,842	9,589,729	9,561,210	9,808,521	9,419,458	9,208,204	9,311,014	8,682,517	8,714,467	8,228,187	8,763,814	8,450,317	7,837,316	8,177,423	8,571,908	8,260,121	8,673,177	8,456,508	8,728,719	8,831,625	8,816,192	9,153,133	9,327,008	9,214,078	8,856,835	8,689,189	9,322,716	9,719,583	9,806,905	10,065,671	10,297,164	9,940,778	10,303,936	10,564,792	10,740,656	10,958,712	11,157,832	10,986,440	11,419,853	11,181,759	11,392,317	11,403,388	11,019,595	10,992,085	11,375,739	11,792,798	11,939,155	12,141,489	12,460,368	12,666,552	12,716,664	12,713,810
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	5,000,000	5,068,806	5,104,763	5,151,599	5,171,373	5,172,700	5,265,642	5,298,933	5,292,873	5,289,772	5,249,311	5,125,146		5,132,374	5,142,444	5,177,007	5,174,292	5,214,222	5,254,357	5,249,068	5,271,656	5,318,942	5,293,608	5,296,675	5,289,876	5,314,154	5,252,952	5,203,157	5,236,524	5,197,578	5,234,672	5,228,234	5,229,477	5,263,126	5,229,234	5,187,911	5,218,880	5,314,758	5,371,198	5,368,086	5,471,163	5,472,564	5,569,710	5,639,656	5,652,061	5,798,515	5,767,633	5,785,005	5,782,060	5,778,030	5,889,225	5,995,223	5,959,942	6,065,887	6,094,129	6,132,517	6,224,119	6,173,878	6,170,494	6,142,941	6,203,217	6,211,765	6,167,228	6,078,170	6,002,274	6,049,691	6,069,456	6,112,100	6,180,440	6,168,673	6,115,265	6,113,579	6,131,666	6,115,977	5,984,213	5,917,452	5,753,054	5,534,737	5,570,423	5,483,034	5,617,010	5,458,292	5,222,459	5,154,816	5,344,388	5,320,280	5,483,954	5,342,164	5,477,868	5,511,068	5,451,060	5,431,618	5,427,832	5,393,162	5,256,113	5,173,165	5,407,439	5,614,430	5,599,012	5,519,908	5,570,878	5,430,166	5,522,225	5,574,506	5,704,709	5,786,685	5,864,165	5,718,741	5,779,204	5,684,624	5,714,782	5,840,517	5,842,715	5,865,677	5,823,678	5,913,225	5,897,628	5,968,166	6,033,272	6,070,966	6,108,691	6,099,654
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000	1,013,761	1,020,953	1,030,320	1,034,275	1,034,540	1,053,128	1,059,787	1,058,575	1,057,954	1,049,862	1,025,029		1,026,475	1,028,489	1,035,401	1,034,858	1,042,844	1,050,871	1,049,814	1,054,331	1,063,788	1,058,722	1,059,335	1,057,975	1,062,831	1,050,590	1,040,631	1,047,305	1,039,516	1,046,934	1,045,647	1,045,895	1,052,625	1,045,847	1,037,582	1,043,776	1,062,952	1,074,240	1,073,617	1,094,233	1,094,513	1,113,942	1,127,931	1,130,412	1,159,703	1,153,527	1,157,001	1,156,412	1,155,606	1,177,845	1,199,045	1,191,988	1,213,177	1,218,826	1,226,503	1,244,824	1,234,776	1,234,099	1,228,588	1,240,643	1,242,353	1,233,446	1,215,634	1,200,455	1,209,938	1,213,891	1,222,420	1,236,088	1,233,735	1,223,053	1,222,716	1,226,333	1,223,195	1,196,843	1,183,490	1,150,611	1,106,947	1,114,085	1,096,607	1,123,402	1,091,658	1,044,492	1,030,963	1,068,878	1,064,056	1,096,791	1,068,433	1,095,574	1,102,214	1,090,212	1,086,324	1,085,566	1,078,632	1,051,223	1,034,633	1,081,488	1,122,886	1,119,802	1,103,982	1,114,176	1,086,033	1,104,445	1,114,901	1,140,942	1,157,337	1,172,833	1,143,748	1,155,841	1,136,925	1,142,956	1,168,103	1,168,543	1,173,135	1,164,736	1,182,645	1,179,526	1,193,633	1,206,654	1,214,193	1,221,738	1,219,931
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Account Value [Line Items]
Line Graph and Table Measure Name													NASDAQ US Broad Dividend Achievers™ Index
Accumulated Value	10,000	9,913	10,004	10,650	10,648	10,792	11,174	11,381	11,282	11,255	11,009	11,285		11,522	11,595	12,014	11,986	12,080	12,270	12,240	12,406	12,359	12,602	12,825	13,389	13,598	14,074	13,249	13,100	13,050	13,231	13,367	13,938	14,226	14,467	13,754	14,249	13,062	13,833	14,403	14,706	15,164	14,400	15,346	15,569	15,605	15,918	15,922	16,244	16,658	16,633	15,195	13,495	14,915	15,517	15,519	16,219	17,050	16,779	16,401	17,981	18,320	17,899	18,201	19,354	20,126	20,453	20,433	20,949	21,312	20,382	21,696	21,307	22,688	21,870	21,353	22,063	21,120	21,295	19,947	21,195	20,484	18,782	20,776	22,126	21,377	21,904	21,237	21,558	22,001	21,322	22,646	23,171	22,747	21,775	21,424	22,991	23,917	24,213	24,904	25,708	24,674	25,549	25,912	27,034	27,922	28,381	27,919	29,400	28,129	29,084	29,343	28,230	27,797	28,796	29,840	30,029	30,771	31,602	31,661	32,426	32,208
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Account Value [Line Items]
Line Graph and Table Measure Name													NASDAQ US Broad Dividend Achievers™ Index
Accumulated Value	10,000	9,913	10,004	10,650	10,648	10,792	11,174	11,381	11,282	11,255	11,009	11,285		11,522	11,595	12,014	11,986	12,080	12,270	12,240	12,406	12,359	12,602	12,825	13,389	13,598	14,074	13,249	13,100	13,050	13,231	13,367	13,938	14,226	14,467	13,754	14,249	13,062	13,833	14,403	14,706	15,164	14,400	15,346	15,569	15,605	15,918	15,922	16,244	16,658	16,633	15,195	13,495	14,915	15,517	15,519	16,219	17,050	16,779	16,401	17,981	18,320	17,899	18,201	19,354	20,126	20,453	20,433	20,949	21,312	20,382	21,696	21,307	22,688	21,870	21,353	22,063	21,120	21,295	19,947	21,195	20,484	18,782	20,776	22,126	21,377	21,904	21,237	21,558	22,001	21,322	22,646	23,171	22,747	21,775	21,424	22,991	23,917	24,213	24,904	25,708	24,674	25,549	25,912	27,034	27,922	28,381	27,919	29,400	28,129	29,084	29,343	28,230	27,797	28,796	29,840	30,029	30,771	31,602	31,661	32,426	32,208
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Account Value [Line Items]
Line Graph and Table Measure Name													NASDAQ US Broad Dividend Achievers™ Index
Accumulated Value	1,000,000	991,345	1,000,404	1,064,960	1,064,800	1,079,171	1,117,380	1,138,073	1,128,236	1,125,508	1,100,874	1,128,464		1,152,231	1,159,541	1,201,361	1,198,625	1,208,048	1,226,970	1,224,043	1,240,596	1,235,883	1,260,189	1,282,514	1,338,928	1,359,835	1,407,435	1,324,880	1,309,969	1,304,960	1,323,148	1,336,673	1,393,775	1,422,630	1,446,737	1,375,389	1,424,941	1,306,213	1,383,286	1,440,259	1,470,562	1,516,396	1,440,037	1,534,556	1,556,930	1,560,546	1,591,798	1,592,227	1,624,356	1,665,846	1,663,322	1,519,518	1,349,493	1,491,501	1,551,693	1,551,896	1,621,921	1,705,004	1,677,875	1,640,081	1,798,100	1,831,995	1,789,919	1,820,101	1,935,390	2,012,640	2,045,280	2,043,305	2,094,913	2,131,215	2,038,210	2,169,631	2,130,688	2,268,761	2,187,038	2,135,256	2,206,334	2,111,997	2,129,495	1,994,659	2,119,462	2,048,403	1,878,158	2,077,645	2,212,558	2,137,729	2,190,433	2,123,711	2,155,767	2,200,120	2,132,192	2,264,611	2,317,139	2,274,662	2,177,460	2,142,409	2,299,054	2,391,704	2,421,295	2,490,402	2,570,784	2,467,416	2,554,896	2,591,219	2,703,443	2,792,150	2,838,064	2,791,933	2,940,027	2,812,939	2,908,439	2,934,346	2,823,039	2,779,707	2,879,612	2,983,966	3,002,891	3,077,082	3,160,176	3,166,142	3,242,588	3,220,801
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,442	9,438	10,074	9,982	10,176	10,136	10,615	10,562	10,600	10,351	10,577		10,708	11,068	11,528	11,662	11,928	12,238	12,206	12,531	12,760	12,926	13,427	13,835	13,943	14,930	14,539	14,140	14,189	14,811	14,954	15,393	16,235	16,325	14,865	15,023	13,732	14,966	15,501	15,943	16,663	15,610	16,682	17,059	16,928	16,930	17,408	18,180	18,729	19,147	17,843	16,088	18,468	19,708	20,567	22,149	24,435	23,285	22,494	24,797	25,938	25,746	25,740	26,182	27,963	27,577	29,307	30,273	31,404	29,646	32,213	32,410	33,096	30,255	28,970	30,103	26,468	25,853	23,805	26,662	25,420	22,949	24,290	25,397	23,453	25,407	25,106	26,822	27,086	28,321	30,258	31,277	30,996	29,310	28,893	32,043	33,462	34,296	36,636	37,281	35,700	37,837	40,388	39,701	40,528	41,677	41,539	44,233	44,623	45,506	43,871	40,175	40,887	44,505	47,342	49,129	49,679	52,318	54,218	53,236	52,906
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,442	9,438	10,074	9,982	10,176	10,136	10,615	10,562	10,600	10,351	10,577		10,708	11,068	11,528	11,662	11,928	12,238	12,206	12,531	12,760	12,926	13,427	13,835	13,943	14,930	14,539	14,140	14,189	14,811	14,954	15,393	16,235	16,325	14,865	15,023	13,732	14,966	15,501	15,943	16,663	15,610	16,682	17,059	16,928	16,930	17,408	18,180	18,729	19,147	17,843	16,088	18,468	19,708	20,567	22,149	24,435	23,285	22,494	24,797	25,938	25,746	25,740	26,182	27,963	27,577	29,307	30,273	31,404	29,646	32,213	32,410	33,096	30,255	28,970	30,103	26,468	25,853	23,805	26,662	25,420	22,949	24,290	25,397	23,453	25,407	25,106	26,822	27,086	28,321	30,258	31,277	30,996	29,310	28,893	32,043	33,462	34,296	36,636	37,281	35,700	37,837	40,388	39,701	40,528	41,677	41,539	44,233	44,623	45,506	43,871	40,175	40,887	44,505	47,342	49,129	49,679	52,318	54,218	53,236	52,906
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	1,000,000	944,173	943,770	1,007,419	998,220	1,017,604	1,013,608	1,061,452	1,056,178	1,060,042	1,035,149	1,057,672		1,070,765	1,106,848	1,152,822	1,166,156	1,192,826	1,223,843	1,220,618	1,253,061	1,276,032	1,292,623	1,342,708	1,383,499	1,394,270	1,493,021	1,453,872	1,414,003	1,418,943	1,481,137	1,495,398	1,539,298	1,623,461	1,632,534	1,486,542	1,502,331	1,373,165	1,496,593	1,550,141	1,594,262	1,666,291	1,561,026	1,668,232	1,705,902	1,692,837	1,693,047	1,740,777	1,818,003	1,872,854	1,914,722	1,784,326	1,608,792	1,846,847	1,970,833	2,056,653	2,214,890	2,443,450	2,328,485	2,249,406	2,479,727	2,593,772	2,574,581	2,573,985	2,618,207	2,796,346	2,757,669	2,930,679	3,027,263	3,140,449	2,964,566	3,221,343	3,241,039	3,309,563	3,025,520	2,897,015	3,010,340	2,646,806	2,585,274	2,380,491	2,666,200	2,541,998	2,294,876	2,429,008	2,539,690	2,345,260	2,540,731	2,510,557	2,682,169	2,708,631	2,832,086	3,025,760	3,127,697	3,099,614	2,931,045	2,889,314	3,204,281	3,346,173	3,429,632	3,663,626	3,728,121	3,569,990	3,783,708	4,038,849	3,970,147	4,052,836	4,167,655	4,153,864	4,423,285	4,462,330	4,550,596	4,387,108	4,017,540	4,088,693	4,450,463	4,734,211	4,912,938	4,967,863	5,231,772	5,421,816	5,323,557	5,290,555
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,442	9,438	10,074	9,982	10,176	10,136	10,615	10,562	10,600	10,351	10,577		10,708	11,068	11,528	11,662	11,928	12,238	12,206	12,531	12,760	12,926	13,427	13,835	13,943	14,930	14,539	14,140	14,189	14,811	14,954	15,393	16,235	16,325	14,865	15,023	13,732	14,966	15,501	15,943	16,663	15,610	16,682	17,059	16,928	16,930	17,408	18,180	18,729	19,147	17,843	16,088	18,468	19,708	20,567	22,149	24,435	23,285	22,494	24,797	25,938	25,746	25,740	26,182	27,963	27,577	29,307	30,273	31,404	29,646	32,213	32,410	33,096	30,255	28,970	30,103	26,468	25,853	23,805	26,662	25,420	22,949	24,290	25,397	23,453	25,407	25,106	26,822	27,086	28,321	30,258	31,277	30,996	29,310	28,893	32,043	33,462	34,296	36,636	37,281	35,700	37,837	40,388	39,701	40,528	41,677	41,539	44,233	44,623	45,506	43,871	40,175	40,887	44,505	47,342	49,129	49,679	52,318	54,218	53,236	52,906
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	9,483	9,481	10,164	10,377	10,539	10,630	10,938	11,023	11,000	10,829	11,448		11,734	11,818	12,242	12,118	12,095	12,083	12,281	12,444	12,299	12,663	12,755	13,146	13,337	13,853	13,192	12,960	13,002	13,080	13,112	13,631	13,832	13,860	13,142	13,534	12,235	13,187	13,608	13,695	14,181	13,269	14,221	14,339	13,918	14,414	14,616	15,068	15,482	15,149	13,682	11,344	12,619	13,051	12,965	13,477	14,035	13,690	13,510	15,327	15,915	15,769	16,722	17,706	18,414	18,844	18,628	18,777	19,150	18,483	19,422	18,737	19,919	19,455	19,229	19,772	18,657	19,020	17,358	18,509	17,957	16,383	18,063	19,191	18,418	19,372	18,689	18,603	18,883	18,155	19,361	20,042	19,501	18,748	18,087	19,451	20,529	20,550	21,308	22,373	21,418	22,097	21,889	23,008	23,625	23,953	23,689	25,202	23,478	24,565	24,665	23,980	23,249	24,065	24,888	25,031	25,829	26,215	26,330	27,030	27,213
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	9,483	9,481	10,164	10,377	10,539	10,630	10,938	11,023	11,000	10,829	11,448		11,734	11,818	12,242	12,118	12,095	12,083	12,281	12,444	12,299	12,663	12,755	13,146	13,337	13,853	13,192	12,960	13,002	13,080	13,112	13,631	13,832	13,860	13,142	13,534	12,235	13,187	13,608	13,695	14,181	13,269	14,221	14,339	13,918	14,414	14,616	15,068	15,482	15,149	13,682	11,344	12,619	13,051	12,965	13,477	14,035	13,690	13,510	15,327	15,915	15,769	16,722	17,706	18,414	18,844	18,628	18,777	19,150	18,483	19,422	18,737	19,919	19,455	19,229	19,772	18,657	19,020	17,358	18,509	17,957	16,383	18,063	19,191	18,418	19,372	18,689	18,603	18,883	18,155	19,361	20,042	19,501	18,748	18,087	19,451	20,529	20,550	21,308	22,373	21,418	22,097	21,889	23,008	23,625	23,953	23,689	25,202	23,478	24,565	24,665	23,980	23,249	24,065	24,888	25,031	25,829	26,215	26,330	27,030	27,213
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	1,000,000	948,328	948,088	1,016,384	1,037,734	1,053,852	1,062,965	1,093,829	1,102,263	1,099,966	1,082,942	1,144,793		1,173,405	1,181,764	1,224,229	1,211,758	1,209,484	1,208,299	1,228,051	1,244,373	1,229,878	1,266,304	1,275,498	1,314,556	1,333,745	1,385,310	1,319,160	1,295,954	1,300,232	1,307,951	1,311,190	1,363,086	1,383,233	1,385,976	1,314,209	1,353,445	1,223,480	1,318,709	1,360,844	1,369,496	1,418,073	1,326,895	1,422,146	1,433,934	1,391,769	1,441,424	1,461,572	1,506,758	1,548,208	1,514,901	1,368,188	1,134,373	1,261,901	1,305,144	1,296,481	1,347,735	1,403,464	1,368,991	1,350,998	1,532,727	1,591,491	1,576,915	1,672,213	1,770,613	1,841,422	1,884,409	1,862,829	1,877,718	1,914,955	1,848,300	1,942,152	1,873,710	1,991,916	1,945,516	1,922,940	1,977,223	1,865,700	1,901,968	1,735,790	1,850,894	1,795,746	1,638,282	1,806,256	1,919,132	1,841,768	1,937,209	1,868,905	1,860,298	1,888,327	1,815,499	1,936,097	2,004,180	1,950,074	1,874,822	1,808,674	1,945,138	2,052,884	2,055,010	2,130,819	2,237,348	2,141,779	2,209,673	2,188,888	2,300,788	2,362,506	2,395,298	2,368,935	2,520,213	2,347,849	2,456,519	2,466,494	2,397,994	2,324,906	2,406,545	2,488,808	2,503,098	2,582,874	2,621,456	2,633,030	2,702,973	2,721,305
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	9,483	9,481	10,164	10,377	10,539	10,630	10,938	11,023	11,000	10,829	11,448		11,734	11,818	12,242	12,118	12,095	12,083	12,281	12,444	12,299	12,663	12,755	13,146	13,337	13,853	13,192	12,960	13,002	13,080	13,112	13,631	13,832	13,860	13,142	13,534	12,235	13,187	13,608	13,695	14,181	13,269	14,221	14,339	13,918	14,414	14,616	15,068	15,482	15,149	13,682	11,344	12,619	13,051	12,965	13,477	14,035	13,690	13,510	15,327	15,915	15,769	16,722	17,706	18,414	18,844	18,628	18,777	19,150	18,483	19,422	18,737	19,919	19,455	19,229	19,772	18,657	19,020	17,358	18,509	17,957	16,383	18,063	19,191	18,418	19,372	18,689	18,603	18,883	18,155	19,361	20,042	19,501	18,748	18,087	19,451	20,529	20,550	21,308	22,373	21,418	22,097	21,889	23,008	23,625	23,953	23,689	25,202	23,478	24,565	24,665	23,980	23,249	24,065	24,888	25,031	25,829	26,215	26,330	27,030	27,213
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	5,000,000	4,741,637	4,740,440	5,081,918	5,188,671	5,269,262	5,314,827	5,469,146	5,511,315	5,499,828	5,414,709	5,723,967		5,867,023	5,908,820	6,121,147	6,058,792	6,047,422	6,041,494	6,140,257	6,221,864	6,149,389	6,331,520	6,377,491	6,572,779	6,668,724	6,926,548	6,595,798	6,479,771	6,501,162	6,539,754	6,555,951	6,815,431	6,916,166	6,929,882	6,571,044	6,767,223	6,117,400	6,593,544	6,804,218	6,847,478	7,090,366	6,634,476	7,110,729	7,169,669	6,958,844	7,207,119	7,307,859	7,533,791	7,741,040	7,574,504	6,840,942	5,671,863	6,309,504	6,525,720	6,482,405	6,738,677	7,017,321	6,844,953	6,754,992	7,663,633	7,957,453	7,884,577	8,361,065	8,853,064	9,207,110	9,422,044	9,314,147	9,388,589	9,574,777	9,241,499	9,710,759	9,368,551	9,959,579	9,727,581	9,614,699	9,886,113	9,328,499	9,509,842	8,678,948	9,254,472	8,978,730	8,191,412	9,031,278	9,595,658	9,208,840	9,686,045	9,344,526	9,301,492	9,441,637	9,077,493	9,680,485	10,020,898	9,750,369	9,374,108	9,043,369	9,725,691	10,264,422	10,275,050	10,654,094	11,186,742	10,708,894	11,048,366	10,944,439	11,503,938	11,812,531	11,976,488	11,844,677	12,601,063	11,739,245	12,282,596	12,332,468	11,989,968	11,624,530	12,032,727	12,444,040	12,515,492	12,914,368	13,107,278	13,165,152	13,514,864	13,606,526
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800		12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,483	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800		12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,483	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	912,066	912,025	984,815	1,000,271	1,022,802	1,022,157	1,083,187	1,102,342	1,114,621	1,061,631	1,180,016		1,213,080	1,217,865	1,241,368	1,242,993	1,256,624	1,231,059	1,273,615	1,283,077	1,266,754	1,345,810	1,357,282	1,396,399	1,390,763	1,427,109	1,371,849	1,389,592	1,401,606	1,486,684	1,497,337	1,523,433	1,589,108	1,550,887	1,382,435	1,404,409	1,237,585	1,376,811	1,448,388	1,418,075	1,466,248	1,352,214	1,447,784	1,456,120	1,384,225	1,413,026	1,450,240	1,509,939	1,553,477	1,503,655	1,377,074	1,077,884	1,225,936	1,305,713	1,351,867	1,389,285	1,467,562	1,418,540	1,448,250	1,715,198	1,863,564	1,957,342	2,079,334	2,100,218	2,144,321	2,148,741	2,190,372	2,111,281	2,158,506	2,094,863	2,183,977	2,092,972	2,139,725	1,933,726	1,954,368	1,978,693	1,782,586	1,785,280	1,638,453	1,809,512	1,772,484	1,602,617	1,779,048	1,820,602	1,702,441	1,868,371	1,836,813	1,749,050	1,717,605	1,701,739	1,840,093	1,952,621	1,854,935	1,745,731	1,626,674	1,773,904	1,990,646	1,913,222	2,021,399	2,093,763	1,946,399	2,044,044	2,025,136	2,230,888	2,197,564	2,212,922	2,180,960	2,420,198	2,220,324	2,278,539	2,156,661	2,009,860	1,963,428	2,068,276	2,180,691	2,218,519	2,377,026	2,450,983	2,495,325	2,519,297	2,504,679
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 9,121	$ 9,120	$ 9,848	$ 10,003	$ 10,228	$ 10,222	$ 10,832	$ 11,023	$ 11,146	$ 10,616	$ 11,800		$ 12,131	$ 12,179	$ 12,414	$ 12,430	$ 12,566	$ 12,311	$ 12,736	$ 12,831	$ 12,668	$ 13,458	$ 13,573	$ 13,964	$ 13,908	$ 14,271	$ 13,718	$ 13,896	$ 14,016	$ 14,867	$ 14,973	$ 15,234	$ 15,891	$ 15,509	$ 13,824	$ 14,044	$ 12,376	$ 13,768	$ 14,484	$ 14,181	$ 14,662	$ 13,522	$ 14,478	$ 14,561	$ 13,842	$ 14,130	$ 14,502	$ 15,099	$ 15,535	$ 15,037	$ 13,771	$ 10,779	$ 12,259	$ 13,057	$ 13,519	$ 13,893	$ 14,676	$ 14,185	$ 14,483	$ 17,152	$ 18,636	$ 19,573	$ 20,793	$ 21,002	$ 21,443	$ 21,487	$ 21,904	$ 21,113	$ 21,585	$ 20,949	$ 21,840	$ 20,930	$ 21,397	$ 19,337	$ 19,544	$ 19,787	$ 17,826	$ 17,853	$ 16,385	$ 18,095	$ 17,725	$ 16,026	$ 17,790	$ 18,206	$ 17,024	$ 18,684	$ 18,368	$ 17,491	$ 17,176	$ 17,017	$ 18,401	$ 19,526	$ 18,549	$ 17,457	$ 16,267	$ 17,739	$ 19,906	$ 19,132	$ 20,214	$ 20,938	$ 19,464	$ 20,440	$ 20,251	$ 22,309	$ 21,976	$ 22,129	$ 21,810	$ 24,202	$ 22,203	$ 22,785	$ 21,567	$ 20,099	$ 19,634	$ 20,683	$ 21,807	$ 22,185	$ 23,770	$ 24,510	$ 24,953	$ 25,193	$ 25,047